Subsequent Events (Details) - Subsequent Event [Member] - USD ($)				1 Months Ended
	Aug. 26, 2026	Aug. 17, 2026	Jul. 07, 2026	Jul. 31, 2026	Aug. 11, 2026	Jul. 13, 2026
Subsequent Events (Details) [Line Items]
Options granted to purchase of shares	50,000
Options exercisable price (in Dollars per share)	$ 1.19
Percentage of second anniversary					50.00%
Director [Member]
Subsequent Events (Details) [Line Items]
Options granted to purchase of shares				7,500
Options exercisable price (in Dollars per share)				$ 1.165
Percentage of second anniversary						50.00%
Restricted Stock Units (RSUs) [Member]
Subsequent Events (Details) [Line Items]
Cash consideration payable amount (in Dollars)		$ 0	$ 0
Restricted Stock Units (RSUs) [Member] | Directors, employees and consultants [Member]
Subsequent Events (Details) [Line Items]
Options granted to purchase of shares		1,259,507	1,259,507
Restricted Stock Units (RSUs) [Member] | Executive and non-executive directors and Chairman of Board of Directors [Member]
Subsequent Events (Details) [Line Items]
Options granted to purchase of shares		468,594	468,594